Leases - Future minimum payments under noncancelable operating leases and finance leases (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Operating leases
2023	$ 714
2024	659
2025	634
2026	635
2027	232
Total lease payments	2,874
Less: implied interest	205
Total operating lease liabilities	2,669	$ 12,308
Finance leases
2023	9,601
2024	8,871
2025	8,902
2026	8,895
2027	8,895
Thereafter	135,425
Total lease payments	180,589
Less: implied interest	68,943
Total finance lease liabilities	$ 111,646	$ 115,987